Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2016	2017
	RMB	RMB
Deferred revenue	9,159	17,876
Product warranty	4,870	8,431
Accrued payroll and welfare	17,937	30,207
Accrued expenses	1,386	3,943
Accrued professional fee	—	13,268
Other tax payable	8,899	6,569
Other current liabilities	5,372	13,504
Total	47,623	93,798

Product warranty activities were as follows:

Product Warranty
RMB
Balance as of January 1, 2015	843
Provided during the year	12,255
Utilized during the year	(8,823)
Balance at December 31, 2015	4,275
Provided during the year	14,153
Utilized during the year	(13,558)
Balance at December 31, 2016	4,870
Provided during the year	23,093
Utilized during the year	(19,532)
Balance at December 31, 2017	8,431

The warranty costs recorded in cost of revenue were RMB12,255, RMB14,153 and RMB23,093 during the years ended December 31, 2015, 2016 and 2017, respectively.